Note 4 - Loss from Discontinued Operations (Details) - USD ($)	3 Months Ended													12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 553,302				$ 787,628									$ 3,370,181	$ 3,099,972	$ 1,540,700
Infrastructure and access	2,523,222				3,697,156
Depreciation and amortization	638,681				1,031,510									4,032,219	3,957,784	3,508,647
Network operations	183,583				195,394
Customer support services	69,804				82,312									710,368	683,208	784,780
Sales and marketing	246				43,612									145,954	229,013	301,578
General and administrative	47,333													2,008,211	568,985	668,626
Total operating expenses	3,462,869				5,049,984									24,647,785	19,659,112	17,243,728
Loss from discontinued operations	(2,909,567)				(4,262,356)									(21,277,604)	(16,559,140)	(15,703,028)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	1,177,742
Net Loss from discontinued operations	$ (1,731,825)	$ (8,864,588)	$ (3,953,933)	$ (4,196,727)	$ (4,262,356)	$ (4,239,629)	$ (4,178,301)	$ (4,152,202)	$ (3,989,008)	$ (4,242,750)	$ (3,719,725)	$ (3,902,278)	$ (3,838,275)	$ (21,277,604)	$ (16,559,140)	$ (15,703,028)